Stock-Based Compensation - Summary of the restricted common stock (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of option, Beginning balance	69,513	1,049,034
Issues		9,375
vested	(55,450)	(857,077)
Repurchased		(131,819)
Number Of option, Ending balance	14,063	69,513
Weighted – Average Exercise Price Beginning Balance	$ 2.25	$ 1.93
Issued		0.89
vested	2.25	$ 1.84
Repurchased		2.25%
Weighted – Average Exercise Price-Ending Balance	$ 2.25	$ 2.25